Net Loss Per Share - Summary of Shares Outstanding Excluded from Calculation of Diluted Net Loss Per Ordinary Share (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares Issuable Upon Exercise of Share Options
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share	55,825,379	69,409,835	55,957,332
Shares Issuable Upon Vesting of Restricted Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share	9,272,591	423,804	12,914,110
Shares Issuable Upon Conversion of Series A Convertible Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share		17,085,275	17,085,275
Shares Issuable Upon Conversion of Series B Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share		34,544,762	34,544,762
Shares Issuable Upon Conversion of Series B+ Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share		54,083,288	54,083,288
Shares Issuable Upon Conversion of Series C Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share		50,195,203	50,195,203
Shares Issuable Upon Conversion of Series D Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share		50,193,243	50,193,243
Shares Issuable Upon Conversion of Series E Convertible Redeemable Preferred Shares
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share		78,824,567	76,449,032
Warrants
Antidilutive Securities Excluded From Computation Of Earnings Per Share [Line Items]
Shares outstanding excluded from calculation of diluted net loss per ordinary share		4,959